Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1) ($)		Compensation Actually Paid to PEO (2) (3) ($)		Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (5) (In Millions) ($)	Adjusted EPS Growth (6) (%)	Adjusted ROATE (6) (%)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return (4) ($)
	Shaffer	Hudson	Shaffer	Hudson
2024	3,860,417	—	4,700,152	—	1,433,055	1,785,218	91.72	137.17	120.99	(15.07)	11.25
2023	3,091,772	—	2,962,591	—	1,236,782	1,243,247	98.73	128.99	104.03	(13.42)	12.80
2022	2,824,576	—	2,295,871	—	1,200,853	1,090,130	105.27	120.74	106.51	(10.17)	12.86
2021	2,771,441	—	2,934,032	—	1,089,511	1,305,908	117.04	127.96	124.40	43.04	13.97
2020	—	2,033,703	—	2,235,460	953,690	1,022,279	96.34	90.62	77.76	(17.92)	10.93

Named Executive Officers, Footnote	Charles M. Shaffer served as our CEO from 2021-2024. Dennis S. Hudson, III served as CEO for 2020. The other NEOs for each year reported are as follows:
    2022-2024 – Tracey L. Dexter, Joseph M. Forlenza, Juliette P. Kleffel and Austen D. Carroll
    2021 – Dennis S. Hudson, III, Tracey L. Dexter, Joseph M. Forlenza and Juliette P. Kleffel
    2020 – Charles M. Shaffer, Tracey L. Dexter, Joseph M. Forlenza, and Juliette P. Kleffel

Peer Group Issuers, Footnote	The peer group TSR is based on the S&P U.S. BMI Banks Southeast Region Index.
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts shown for Non-PEO NEOs are averages for the named executive officers other than the CEO):

	PEO					Non-PEO NEOs
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Summary Compensation Table Total Compensation	3,860,417	3,091,772	2,824,576	2,771,441	2,033,703	1,433,055	1,236,782	1,200,853	1,089,511	953,690
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,499,961)	(1,200,002)	(719,972)	(1,449,990)	(799,993)	(474,972)	(462,486)	(362,493)	(387,468)	(257,477)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,599,933	1,445,284	653,930	1,405,125	1,322,099	868,255	557,019	329,242	375,479	425,516
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(59,614)	(111,572)	(193,746)	165,821	(68,704)	(24,899)	(42,046)	(55,235)	159,289	(20,035)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(68,048)	(128,742)	(61,412)	75,392	(251,645)	(16,222)	(46,023)	(22,236)	69,097	(79,415)
Deduct Change in Pension Value	(132,575)	(134,149)	(207,504)	(33,757)	—	—	—	—	—	—
Compensation Actually Paid	4,700,152	2,962,591	2,295,871	2,934,032	2,235,460	1,785,218	1,243,247	1,090,130	1,305,908	1,022,279

Non-PEO NEO Average Total Compensation Amount	$ 1,433,055	$ 1,236,782	$ 1,200,853	$ 1,089,511	$ 953,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,785,218	1,243,247	1,090,130	1,305,908	1,022,279
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts shown for Non-PEO NEOs are averages for the named executive officers other than the CEO):

	PEO					Non-PEO NEOs
	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Summary Compensation Table Total Compensation	3,860,417	3,091,772	2,824,576	2,771,441	2,033,703	1,433,055	1,236,782	1,200,853	1,089,511	953,690
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(1,499,961)	(1,200,002)	(719,972)	(1,449,990)	(799,993)	(474,972)	(462,486)	(362,493)	(387,468)	(257,477)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,599,933	1,445,284	653,930	1,405,125	1,322,099	868,255	557,019	329,242	375,479	425,516
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(59,614)	(111,572)	(193,746)	165,821	(68,704)	(24,899)	(42,046)	(55,235)	159,289	(20,035)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(68,048)	(128,742)	(61,412)	75,392	(251,645)	(16,222)	(46,023)	(22,236)	69,097	(79,415)
Deduct Change in Pension Value	(132,575)	(134,149)	(207,504)	(33,757)	—	—	—	—	—	—
Compensation Actually Paid	4,700,152	2,962,591	2,295,871	2,934,032	2,235,460	1,785,218	1,243,247	1,090,130	1,305,908	1,022,279

Compensation Actually Paid vs. Total Shareholder Return
The following graphs illustrate the comparison from 2020-2024 between:
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and Seacoast’s TSR and the Peer Group’s TSR;
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Net Income;
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Adjusted EPS Growth; and
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Adjusted ROATE
Changes in CAP from year to year are impacted by numerous factors, including stock price volatility, outstanding award vesting, job performance, increase in duties and responsibilities of our PEO and non-PEO NEOs and the amount of progress made towards company goals.

Compensation Actually Paid vs. Net Income
The following graphs illustrate the comparison from 2020-2024 between:
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and Seacoast’s TSR and the Peer Group’s TSR;
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Net Income;
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Adjusted EPS Growth; and
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Adjusted ROATE
Changes in CAP from year to year are impacted by numerous factors, including stock price volatility, outstanding award vesting, job performance, increase in duties and responsibilities of our PEO and non-PEO NEOs and the amount of progress made towards company goals.
[1] Non-GAAP measure; for more information and reconciliation to GAAP, refer to Appendix A – Information Regarding Non-GAAP Financial Measures.

Total Shareholder Return Vs Peer Group
The following graphs illustrate the comparison from 2020-2024 between:
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and Seacoast’s TSR and the Peer Group’s TSR;
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Net Income;
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Adjusted EPS Growth; and
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Adjusted ROATE
Changes in CAP from year to year are impacted by numerous factors, including stock price volatility, outstanding award vesting, job performance, increase in duties and responsibilities of our PEO and non-PEO NEOs and the amount of progress made towards company goals.

Tabular List, Table	•Adjusted Net Income; •Adjusted EPS Growth; and •Adjusted ROATE
Total Shareholder Return Amount	$ 91.72	98.73	105.27	117.04	96.34
Peer Group Total Shareholder Return Amount	137.17	128.99	120.74	127.96	90.62
Net Income (Loss)	$ 120,990,000	$ 104,030,000.00	$ 106,510,000	$ 124,400,000	$ 77,760,000
PEO Name	Charles M. Shaffer	Charles M. Shaffer	Charles M. Shaffer	Charles M. Shaffer	Dennis S. Hudson
Additional 402(v) Disclosure	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for stock options, the fair value calculated using the Black-Scholes option pricing model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and the volatility, dividend rates and risk free interest rates determined as of the revaluation date, (2) for RSA awards, the closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (3) for PSU awards, the same valuation methodology as RSA awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date. The estimated probability of achievement of the 2019 PSUs was 100% at fiscal year-end (“FYE”) 2019 and FYE 2020, 125% at FYE 2021 and 111% at vesting in 2022. The estimated probability of achievement of the 2020 PSUs was 100% at FYE 2020, FYE 2021, FYE 2022 and 96% at vesting in 2023. The estimated probability of achievement of the 2021 PSUs was 100% at FYE 2021 and FYE 2022, 125% at FYE 2023 and 102% at at vesting in 2024. The estimated probability of achievement of the 2022 PSUs was 100% at FYE 2022, FYE 2023 and FYE 2024. The estimated probability of achievement of the 2023 PSUs was 100% at FYE 2023 and 75% at FYE 2024. The estimated probability of achievement of the 2024 PSUs was 100% at FYE 2024.As reported in the Company’s consolidated financial statements in our 2024 Annual Report on Form 10-K.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
The following graphs illustrate the comparison from 2020-2024 between:
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and Seacoast’s TSR and the Peer Group’s TSR;
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Net Income;
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Adjusted EPS Growth; and
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Adjusted ROATE
Changes in CAP from year to year are impacted by numerous factors, including stock price volatility, outstanding award vesting, job performance, increase in duties and responsibilities of our PEO and non-PEO NEOs and the amount of progress made towards company goals.

Other Performance Measure, Amount	(0.1507)	(0.1342)	(0.1017)	0.4304	(0.1792)
Name	Adjusted EPS Growth
Non-GAAP Measure Description	Non-GAAP measure, for more information and reconciliation to GAAP, refer to Appendix A – Information Regarding Non-GAAP Financial Measures.
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
The following graphs illustrate the comparison from 2020-2024 between:
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and Seacoast’s TSR and the Peer Group’s TSR;
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Net Income;
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Adjusted EPS Growth; and
•Our PEO’s CAP and the average non-PEO NEO’s CAP amounts and our Adjusted ROATE
Changes in CAP from year to year are impacted by numerous factors, including stock price volatility, outstanding award vesting, job performance, increase in duties and responsibilities of our PEO and non-PEO NEOs and the amount of progress made towards company goals.

Other Performance Measure, Amount	0.1125	0.1280	0.1286	0.1397	0.1093
Name	Adjusted ROATE
Non-GAAP Measure Description	Non-GAAP measure, for more information and reconciliation to GAAP, refer to Appendix A – Information Regarding Non-GAAP Financial Measures.
Shaffer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,860,417	$ 3,091,772	$ 2,824,576	$ 2,771,441
PEO Actually Paid Compensation Amount	4,700,152	2,962,591	2,295,871	2,934,032
Hudson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 2,033,703
PEO Actually Paid Compensation Amount					2,235,460
PEO | Shaffer [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,575)	(134,149)	(207,504)	(33,757)
PEO | Shaffer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,499,961)	(1,200,002)	(719,972)	(1,449,990)
PEO | Shaffer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,599,933	1,445,284	653,930	1,405,125
PEO | Shaffer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,614)	(111,572)	(193,746)	165,821
PEO | Shaffer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,048)	(128,742)	(61,412)	75,392
PEO | Hudson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Hudson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(799,993)
PEO | Hudson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,322,099
PEO | Hudson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(68,704)
PEO | Hudson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(251,645)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,972)	(462,486)	(362,493)	(387,468)	(257,477)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	868,255	557,019	329,242	375,479	425,516
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,899)	(42,046)	(55,235)	159,289	(20,035)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,222)	$ (46,023)	$ (22,236)	$ 69,097	$ (79,415)